UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        2/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $      294,605
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     3696  45220.549 SH       SOLE                   0      0  45220.549
ACTIVISION INC   COM NEW       COM            00507v109     1085      88050 SH       SOLE                   0      0      88050
AFLAC INC COM                  COM            001055102     2083  48145.735 SH       SOLE                   0      0  48145.735
AKAMAI TECHNOLOGIES COM        COM            00971t101      461      14295 SH       SOLE                   0      0      14295
AMAZON COM INC COM             COM            023135106     3209      18539 SH       SOLE                   0      0      18539
AMETEK INC.                    COM            031100100      612      14532 SH       SOLE                   0      0      14532
APPLE COMPUTER INC             COM            037833100     5513      13613 SH       SOLE                   0      0      13613
ASHLAND INC                    COM            044209104      545       9530 SH       SOLE                   0      0       9530
ASPEN INSURANCE HLDG           COM            g05384105      473      17855 SH       SOLE                   0      0      17855
AT& T INC                      COM            00206r102    17590     581691 SH       SOLE                   0      0     581691
BOK FINANCIAL CORPORATION      COM            05561q201      639      11630 SH       SOLE                   0      0      11630
BORG WARNER INC COM            COM            099724106      540       8465 SH       SOLE                   0      0       8465
CERNER CORP COM                COM            156782104      778      12700 SH       SOLE                   0      0      12700
CISCO SYSTEMS INC    COM       COM            17275r102     2311 127798.396 SH       SOLE                   0      0 127798.396
CITRIX SYS INC COM             COM            177376100     2254      37120 SH       SOLE                   0      0      37120
CME GROUP INC COM              COM            12572q105     3356  13773.144 SH       SOLE                   0      0  13773.144
COGNEX CORP                    COM            192422103      269       7530 SH       SOLE                   0      0       7530
CROWN CASTLE INTL              COM            228227104      897      20026 SH       SOLE                   0      0      20026
DANAHER CORP DEL COM           COM            235851102     3686  78359.037 SH       SOLE                   0      0  78359.037
DARDEN RESTAURANTS INC COM     COM            237194105     3351  73521.211 SH       SOLE                   0      0  73521.211
DIAGEO P L C SPONSORED ADR     COM            25243q205     3790  43358.754 SH       SOLE                   0      0  43358.754
DOLLAR TREE INC.               COM            256746108      909      10940 SH       SOLE                   0      0      10940
DONALDSON CO. INC.             COM            257651109      759      11155 SH       SOLE                   0      0      11155
E M C CORP MASS COM            COM            268648102     4456     206885 SH       SOLE                   0      0     206885
ENERGEN CORP COM               COM            29265N108      549      10990 SH       SOLE                   0      0      10990
FLOWSERVE CORP                 COM            34354p105      382       3848 SH       SOLE                   0      0       3848
FMC TECHS INC        COM       COM            30249u101      948      18155 SH       SOLE                   0      0      18155
GEN-PROBE INCORPORATED         COM            36866t103      712      12045 SH       SOLE                   0      0      12045
GENERAL ELECTRIC               COM            369604103     3822 213412.673 SH       SOLE                   0      0 213412.673
HOLOGIC INC.                   COM            436440101      481      27455 SH       SOLE                   0      0      27455
HOME DEPOT INC                 COM            437076102     5097 121232.755 SH       SOLE                   0      0 121232.755
IAC INTERACTIVECORP COM PAR $. COM            44919p508      718      16845 SH       SOLE                   0      0      16845
INFORMATICA CORPORATION        COM            45666Q102      631      17080 SH       SOLE                   0      0      17080
INTL BUSINESS MACHINES  CORP I COM            459200101     4882  26552.209 SH       SOLE                   0      0  26552.209
ISHARE DJ TEL SC INX           COM            464287713     3482  165789.89 SH       SOLE                   0      0  165789.89
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      269       8135 SH       SOLE                   0      0       8135
ISHARES TR DJ US REAL EST      COM            464287739     1101      19385 SH       SOLE                   0      0      19385
ISHARES TR S&P 100 IDX FD      COM            464287101    11784 206625.832 SH       SOLE                   0      0 206625.832
J P MORGAN CHASE & CO COM      COM            46625H100     3537 106380.102 SH       SOLE                   0      0 106380.102
JOHNSON AND JOHNSON  COM       COM            478160104     3440  52459.795 SH       SOLE                   0      0  52459.795
MASTEC INC COM                 COM            576323109      660      38005 SH       SOLE                   0      0      38005
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      610      18333 SH       SOLE                   0      0      18333
MENS WEARHOUSE INC             COM            587118100      729      22505 SH       SOLE                   0      0      22505
MICROS SYSTEMS INC             COM            594901100      583      12525 SH       SOLE                   0      0      12525
MIDCAP SPDR TR SER 1           COM            78467Y107    26968 169086.367 SH       SOLE                   0      0 169086.367
NEW YORK CMNTY BANCORP         COM            649445103      274      22170 SH       SOLE                   0      0      22170
ORACLE CORP COM                COM            68389X105     3650 142288.487 SH       SOLE                   0      0 142288.487
PERRIGO COMPANY                COM            714290103      781       8025 SH       SOLE                   0      0       8025
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7010 347714.036 SH       SOLE                   0      0 347714.036
PRAXAIR INC                    COM            74005p104     3448  32258.308 SH       SOLE                   0      0  32258.308
PROCTER & GAMBLE CO            COM            742718109     4799  71945.394 SH       SOLE                   0      0  71945.394
QUALCOMM INC                   COM            747525103     4202  76825.464 SH       SOLE                   0      0  76825.464
RACKSPACE HOSTING              COM            750086100      877      20391 SH       SOLE                   0      0      20391
RAYMOND JAMES FINL INC COM     COM            754730109      504      16290 SH       SOLE                   0      0      16290
ROPER INDS INC NEW COM         COM            776696106      625       7194 SH       SOLE                   0      0       7194
SALESFORCE COM INC COM         COM            79466l302     2399      23648 SH       SOLE                   0      0      23648
SANDISK CORP COM               COM            80004c101      469       9535 SH       SOLE                   0      0       9535
SECTOR SPDR ENERGY             COM            81369y506     8875 128377.981 SH       SOLE                   0      0 128377.981
SECTOR SPDR UTILITIES          COM            81369y886     2884  80164.599 SH       SOLE                   0      0  80164.599
ST JUDE MEDICAL INC            COM            790849103     2659  77515.674 SH       SOLE                   0      0  77515.674

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
STANDARD&POORS DEP RCPT        COM            78462f103    28411 226383.257 SH       SOLE                   0      0 226383.257
SVB FINANCIAL GROUP            COM            78486Q101      572      11985 SH       SOLE                   0      0      11985
TESLA MOTORS INC COM USD0.001  COM            88160R101      668      23395 SH       SOLE                   0      0      23395
TEXAS ROADHOUSE INC.           COM            882681109      534      35830 SH       SOLE                   0      0      35830
THERMO ELECTRON CORP COM       COM            883556102     3051      67855 SH       SOLE                   0      0      67855
UNITED HEALTHCARE CORP COM     COM            91324P102     4029  79489.459 SH       SOLE                   0      0  79489.459
UNITED PARCEL SERVICE CL B     COM            911312106     2779  37971.622 SH       SOLE                   0      0  37971.622
US BANCORP (NEW)               COM            902973304     6533 241526.258 SH       SOLE                   0      0 241526.258
VANGUARD MID-CAP ETF           COM            922908629      268       3730 SH       SOLE                   0      0       3730
VECTREN CORP COM               COM            92240G101      578      19119 SH       SOLE                   0      0      19119
VIACOM INC NEW      CL B       COM            92553p201      439       9665 SH       SOLE                   0      0       9665
VIACOM INC. CLASS A            COM            92553P102     2136  40054.216 SH       SOLE                   0      0  40054.216
WAL-MART STORES INC            COM            931142103     4760  79650.844 SH       SOLE                   0      0  79650.844
WELLS FARGO & CO DEL COM       COM            949746101     3890 141160.682 SH       SOLE                   0      0 141160.682
ISHARES TRUST ISHARES BARCLAYS OTR            464288679    41014  372079.06 SH       SOLE                   0      0  372079.06
ISHARES S&P US PREFERRED STOCK PRF            464288687     9624     270188 SH       SOLE                   0      0     270188
SALIENT MLP AND ENERGY INFRAST PRF            79471T100     1290      55376 SH       SOLE                   0      0      55376
TORTOISE ENERGY INFR COM       PRF            89147L100     5926     148190 SH       SOLE                   0      0     148190